Trade and other payables	12 Months Ended
Jun. 30, 2022
Trade and other payables
18. Trade and other payables

18. Trade and other payables

Group’s trade and other payables as of June 30, 2022 and 2021 were as follows:

	June 30, 2022	June 30, 2021
Customers´ advances (*)	3,641	2,894
Trade payables	1,599	1,687
Accrued invoices	1,179	1,409
Admission fees (*)	2,575	1,771
Other income to be accrued	96	128
Tenant deposits	67	148
Total trade payables	9,157	8,037
Taxes payable	1,329	1,120
Other payables	1,595	1,485
Total other payables	2,924	2,605
Total trade and other payables	12,081	10,642
Non-current	3,557	2,274
Current	8,524	8,368
Total	12,081	10,642

(*) Corresponds mainly to admission rights and rents collected in advance, which will accrue in an average term of 3 to 5 years. The variation is mainly due to the new contracts signed and an extraordinary rent in Alto Avellaneda.

The fair value of payables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant. Fair values are based on discounted cash flows (Level 3).